Property and Equipment - Depreciation Expense and Capitalized Interest (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Interest Costs Capitalized	$ 1	$ 0	$ 2	$ 12	$ 45
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation	87	96	$ 369	$ 301	$ 538
Asset under Construction [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 5	$ 20